Non-cash operating items (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Changes In Non Cash Operating Items [Abstract]
Schedule of Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Accounts receivable	$21,450	$(8,641)	$35,213	$(49,253)
Fuel and natural gas in storage	(12,837)	(23,362)	19,657	(7,128)
Supplies and consumables inventory	(11,678)	(3,006)	(22,454)	(10,775)
Income taxes recoverable	5,134	(861)	5,683	2,071
Prepaid expenses	13,231	(5,203)	6,183	(12,553)
Accounts payable	71,253	48,424	18,033	26,759
Accrued liabilities	38,215	(22,585)	(88,895)	30,711
Current income tax liability	(1,039)	(1,350)	2,563	853
Asset retirements and environmental obligations	363	(10,855)	(706)	(11,354)
Net regulatory assets and liabilities	(11,712)	(9,201)	(28,633)	(54,119)
	$112,380	$(36,640)	$(53,356)	$(84,788)